Note 3 - Discontinued Operations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued Operations

In
August 2011,
the Company completed the sale of
the GDS Business to Devicor. We recorded net income of
$759,000
in
2015
related to royalty amounts earned based on
2015
GDS Business revenue. The royalty amount of
$1.2
million was offset by
$436,000
in estimated taxes which were allocated to discontinued operations.

On
March 3, 2017,
the Company completed the sale
to Cardinal Health
414
of its assets used, held for use, or intended to be used in operating its business of developing, manufacturing and commercializing a product used for lymphatic mapping, lymph node biopsy, and the diagnosis of metastatic spread to lymph nodes for staging of cancer, including the Company’s radioactive diagnostic agent marketed under the Lymphoseek
®
trademark for current approved indications by the FDA and similar indications approved by the FDA in the future, in Canada, Mexico and the United States. In exchange for the Acquired Assets, Cardinal Health
414
(i) made a cash payment to the Company at closing of approximately
$80.6
million after adjustments based on inventory being transferred and an advance of
$3
million of guaranteed earnout payments as part of the CRG settlement, (ii) assumed certain liabilities of the Company associated with the Product as specified in the Purchase Agreement, and (iii) agreed to make periodic earnout payments (to consist of contingent payments and milestone payments which, if paid, will be treated as additional purchase price) to the Company based on net sales derived from the purchased Product.

As a result of the
sale of the GDS Business to Devicor, and the Asset Sale to Cardinal Health
414,
we reclassified certain assets and liabilities as assets and liabilities associated with discontinued operations. The following assets and liabilities have been segregated and included in assets associated with discontinued operations or liabilities associated with discontinued operations, as appropriate, in the consolidated balance sheets:

	December 31, 201 6	December 31, 201 5
Accounts and other receivables	$1,598,994	$3,692,747
Inventory, net	1,374,618	652,906
Prepaid expenses	170,635	172,585
Assets associated with discontinued operations, current	3,144,247	4,518,238
Property and equipment, net of accumulated depreciation	70,973	151,412
Patents and trademarks, net of accumulated amortization	34,282	39,473
Assets associated with discontinued operations, noncurrent	105,255	190,885
Total assets associated with discontinued operations	$3,249,502	$4,709,123

Accounts payable	$1,957,938	$242,220
Accrued liabilities	607,659	859,365
Deferred revenue	2,300,000	—
Liabilities associated with discontinued operations, current	4,865,597	1,101,585
Other liabilities	—	1,000,000
Total l iabilities associated with discontinued operations	$4,865,597	$2,101,585

In addition,
we reported certain revenues related to the sale of the GDS Business to Devicor, as well as certain revenues and expenses related to the Asset Sale to Cardinal Health
414,
to discontinued operations for all periods presented, including interest expense related to the CRG and Platinum debt obligations as required by current accounting guidance. The following amounts have been segregated from continuing operations and included in discontinued operations in the consolidated statements of operations:

	Years Ended December 31,
	2016	2015	2014
Revenue:
Lymphoseek sales revenue	$16,997,497	$10,235,277	$4,220,753
Royalties on GDS Business	—	1,194,660	—
Grant and other revenue	575	669	—
Total revenue	16,998,072	11,430,606	4,220,753
Cost of goods sold	2,234,780	1,751,537	1,583,519
Gross profit	14,763,292	9,679,069	2,637,234
Operating expenses:
Research and development	1,744,496	2,225,004	1,662,611
Selling, general and administrative	5,093,529	6,369,183	6,016,087
Total operating expenses	6,838,025	8,594,187	7,678,698
Income (l oss) from discontinued operations	7,925,267	1,084,882	(5,041,464)
Interest expense	(14,856,404)	(5,603,820)	(326,337)
Loss from discontinued operations	$(6,931,137)	$(4,518,938)	$(5,367,801)